Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 14, 2019	Nov. 14, 2018	Aug. 14, 2018	May 15, 2018	Feb. 14, 2018	Nov. 14, 2017	Aug. 14, 2017	May 15, 2017	Feb. 14, 2017
Quarterly Financial Data [Abstract]
Revenues from continuing operations	$ 689,296	$ 745,278	$ 752,388	$ 725,808	$ 720,049	$ 486,114	$ 406,723	$ 415,491	$ 2,912,770	$ 2,028,377	$ 1,712,493
Operating income	4,119	46,148	60,900	59,081	63,407	43,100	61,447	52,597	170,248	220,551	206,427
Net income (loss)	(28,927)	(1,634)	10,871	7,898	15,401	6,160	33,580	26,938	(11,792)	82,079	111,082
Net loss attributable to noncontrolling interests	4,144	1,311	126	136	111	152	153	152	5,717	568	2,167
Net income (loss) attributable to Genesis Energy, L.P.	$ (24,783)	$ (323)	$ 10,997	$ 8,034	$ 15,512	$ 6,312	$ 33,733	$ 27,090	$ (6,075)	$ 82,647	$ 113,249
Basic and diluted net income (loss) per common unit:
Net income per common unit (in dollars per unit)	$ (0.35)	$ (0.15)	$ (0.05)	$ (0.07)	$ (0.01)	$ 0.01	$ 0.28	$ 0.23
Cash distributions per common unit (in dollars per unit)	$ 0.5500	$ 0.5400	$ 0.5300	$ 0.5200	$ 0.5000	$ 0.7225	$ 0.7200	$ 0.7100	$ 0.5500	$ 0.5000		$ 0.5500	$ 0.5400	$ 0.5300	$ 0.5200	$ 0.5100	$ 0.5000	$ 0.7225	$ 0.7200	$ 0.7100